COSTS IN EXCESS OF RECOVERED COAL	12 Months Ended
Dec. 31, 2021
COSTS IN EXCESS OF RECOVERED COAL
Costs In Excess Of Recovered Coal

26. COSTS IN EXCESS OF RECOVERED COAL

The Company’s Ulaan Ovoo mine has been impaired to value of $Nil (2020 - $Nil, 2019 - $Nil) and all property costs incurred, including changes in the provision for closure and reclamation costs, are presented net of incidental income earned from the property:

	December 31,
	2021	2020	2019
Costs in excess of recovered coal
Property costs	$387,820	$161,737	$118,803
Provision for closure and reclamation	1,342,474	428,467	1,551
	$1,730,294	$590,204	$120,354